SIGNIFICANT TRANSACTIONS - Acquisition of SUNVIN (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 15, 2025
Disclosure of detailed information about business combination [line items]
Goodwill	$ 223	$ 128
JSC Kyivstar | SUNVIN 11 LLC
Disclosure of detailed information about business combination [line items]
Goodwill resulting from acquisition			$ 7
Goodwill	4
JSC Kyivstar | Intangible assets | SUNVIN 11 LLC
Disclosure of detailed information about business combination [line items]
Measurement period adjustment	2
JSC Kyivstar | Property, plant and equipment | SUNVIN 11 LLC
Disclosure of detailed information about business combination [line items]
Measurement period adjustment	2
JSC Kyivstar | Deferred tax liabilities | SUNVIN 11 LLC
Disclosure of detailed information about business combination [line items]
Measurement period adjustment	$ (1)